NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Accounting Policies [Abstract]
The following table sets forth, by level within the fair value hierarchy, the Company’s financial liabilities that were accounted for at fair value on a recurring basis as of January 31, 2022 and January 31, 2021:

The following table sets forth, by level within the fair value hierarchy, the Company’s financial liabilities that were accounted for at fair value on a recurring basis as of April 30, 2022:

	April 30, 2022	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative Liabilities – embedded redemption feature	$1,991,793	$—	$—	$1,991,793
Totals	$1,991,793	$—	$—	$1,991,793

The following table sets forth, by level within the fair value hierarchy, the Company’s financial liabilities that were accounted for at fair value on a recurring basis as of January 31, 2022 and January 31, 2021:

	January 31, 2022	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative Liabilities – embedded redemption feature	$1,263,442	$—	$—	$1,263,442
Totals	$1,263,442	$—	$—	$1,263,442

	January 31, 2021	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative Liabilities – embedded redemption feature	$213,741	$—	$—	$213,741
Totals	$213,741	$—	$—	$213,741

The following table shows revenue split between proprietary and third party website revenue for the years ended January 31, 2022 and 2021:

The following table shows revenue split between proprietary and third-party website revenue for the three months ended April 30, 2022 and 2021:

			Change
	2022	2021	$	%
Proprietary website revenue	$1,236,243	2,123,101	$(886,858)	(42%	)
Third-party website revenue	493,687	1,605,683	(1,111,996)	(69%	)
Total Revenue	$1,729,930	$3,728,784	$(1,998,854)	(54%	)

The following table shows revenue split between proprietary and third party website revenue for the years ended January 31, 2022 and 2021:

			Change
	2022	2021	$	%
Proprietary website revenue	$7,576,068	$4,200,624	$3,375,444	80%
Third party website revenue	3,442,683	3,970,731	(528,048)	(13%	)
Total Revenue	$11,018,751	$8,171,355	$2,847,396	35%